Basis of Consolidation	6 Months Ended
Jun. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Consolidation

2. Basis of consolidation

In the opinion of the Company, the accompanying unaudited interim condensed consolidated financial statements contain all adjustments, consisting of only normal recurring adjustments, necessary for a fair statement of its financial position as of June 30, 2018, and its results of operations, changes in equity and cash flows for the six months ended June 30, 2018, and 2017. The consolidated balance sheet as of December 31, 2017, was derived from the audited annual consolidated financial statements but does not contain all of the footnote disclosures from the audited consolidated financial statements.

The unaudited interim condensed consolidated financial statements include the accounts of the Company and its subsidiaries. The following are the Company’s main operating subsidiaries (all wholly-owned):

Name of the Subsidiary	Country of Incorporation
Despegar.com.ar S.A.	Argentina
Decolar.com LTDA.	Brazil
Despegar.com Chile SpA	Chile
Despegar Colombia S.A.S.	Colombia
Despegar Ecuador S.A.	Ecuador
Despegar.com México S.A. de C.V.	Mexico
Despegar.com Peru S.A.C.	Peru
Despegar.com USA, Inc.	United States
Travel Reservations S.R.L.	Uruguay

The interim condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). Although the subsidiaries transact the majority of their businesses in their local currencies, the Company has selected the United States dollar (“U.S. dollar”) as its reporting currency. All significant intercompany accounts and transactions have been eliminated for consolidation purposes.

Foreign currency translation

The Company’s foreign subsidiaries (except for Travel Reservations S.R.L in Uruguay and other subsidiaries in the United States, Ecuador and Venezuela, which use the U.S. dollar as functional currency) have determined the local currency to be their functional currency. Assets and liabilities are translated from their local currencies into U.S. dollars at the end-of-the-period / year exchange rates, and revenue and expenses are translated at average monthly rates in effect during the period / year. Translation adjustments are included in the unaudited interim condensed consolidated statement of comprehensive income.

Gains and losses resulting from transactions in non-functional currencies are recognized directly in the unaudited interim condensed consolidated statements of operations under the caption “Financial income” and “Financial expense”.

Highly inflationary status in Argentina

During May 2018, the International Practices Task Force (“IPTF”) discussed the highly inflationary status of the Argentine economy. Historically, the IPTF has used the Consumer Price Index (“CPI”) when considering the inflationary status of the Argentine economy. Given that the CPI was considered flawed by the current Argentine Government until December 2015 and the new CPI was published as from June 2016, the IPTF considered alternative indices to determine the three-year cumulative inflation.

A highly inflationary economy is one that has cumulative inflation of approximately 100% or more over a three-year period. The alternative three-year cumulative indices at June 30, 2018 exceeded 100%. According to U.S. GAAP, the company should apply highly inflationary accounting no later than July 1, 2018. Therefore, the Company will transition the Argentinian operations to highly inflationary status as of July 1, 2018 and, going forward, will change the functional currency for Argentina from Argentine Pesos to U.S. dollars, which is the functional currency of its immediate parent company.

The Argentine subsidiaries have monetary assets and monetary liabilities denominated in Argentine Pesos, which will expose the Company to foreign exchange losses or gains resulting from exchange rate changes from July 1, 2018 forward. The Company does not anticipate that the change in functional currency will have any significant impact on revenues and expenses, as they were already translated to U.S. dollars for consolidation purposes at exchange rates prevailing at the date of the transaction or at the average monthly rates. Furthermore, although translation of property and equipment and intangible assets with definite useful life at the exchange rate as of July 1, 2018 or the respective date of the subsequent acquisition is likely to maintain the level of the future depreciation charge expressed in U.S. dollars, the Company does not anticipate that effect to be significant. Moreover, the Company has not identified any triggering event or impairment indicator that should be considered to assess the recoverability of the net book value of the property and equipment, goodwill and intangible assets assigned to the Argentine reporting unit as of June 30, 2018. As part of its assessment, the Company considered the expected business and macroeconomic trends, the impact of the change in functional currency as previously mentioned and the net book value of property and equipment, goodwill and intangible assets allocated to the Argentine reporting unit as of June 30, 2018.